UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21485

Cohen & Steers Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 112.4%
AUSTRALIA 10.3%
AIRPORTS 2.0%
Sydney Airport	11,214,268	$33,338,771
ELECTRIC 1.6%
INTEGRATED ELECTRIC 0.8%
AGL Energy Ltd.	411,849	6,292,551
Origin Energy Ltd.(a)	533,494	7,377,472
		13,670,023
REGULATED ELECTRIC 0.8%
Spark Infrastructure Group	7,839,337	12,139,961
TOTAL ELECTRIC		25,809,984

RAILWAYS 0.7%
QR National Ltd.	2,954,125	11,413,910

TOLL ROADS 6.0%
Transurban Group(a)	16,906,379	98,069,821
TOTAL AUSTRALIA		168,632,486

BRAZIL 3.1%
TOLL ROADS 2.4%
CCR SA(a)	4,838,708	39,177,246

WATER 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	148,700	11,393,394
TOTAL BRAZIL		50,570,640

CANADA 6.6%
MARINE PORTS 0.6%
Westshore Terminals Investment Corp.	417,292	10,145,201

	Number of Shares	Value
PIPELINES—PIPELINES—C-CORP 6.0%
Enbridge(a),(b)	1,363,224	$52,946,311
TransCanada Corp.(a)	1,047,700	44,987,710
		97,934,021
TOTAL CANADA		108,079,222

FRANCE 11.8%
AIRPORTS 0.3%
Aeroports de Paris	55,400	4,547,003

COMMUNICATIONS—SATELLITES 3.2%
Eutelsat Communications(a)	1,405,872	51,975,305

ELECTRIC—INTEGRATED ELECTRIC 2.7%
GDF Suez(a)	1,729,944	44,690,962

TOLL ROADS 4.4%
Vinci SA(a)	1,389,907	72,480,393

WATER 1.2%
Suez Environnement SA(a)	317,500	4,869,671
Veolia Environnement	861,400	14,285,936
		19,155,607
TOTAL FRANCE		192,849,270

GERMANY 3.9%
AIRPORTS 1.6%
Fraport AG	424,093	26,555,516

ELECTRIC—INTEGRATED ELECTRIC 2.3%
E.ON AG(a)	1,552,500	37,187,414
TOTAL GERMANY		63,742,930

HONG KONG 1.5%
ELECTRIC—REGULATED ELECTRIC
CLP Holdings Ltd.(a)	1,819,400	15,674,081
Power Assets Holdings Ltd.(a)	1,136,300	8,340,568
		24,014,649

	Number of Shares	Value
ITALY 6.4%
ELECTRIC 2.9%
INTEGRATED ELECTRIC 0.6%
Enel S.p.A.	2,443,160	$8,836,893

REGULATED ELECTRIC 2.3%
Terna Rete Elettrica Nazionale S.p.A.(a)	9,392,800	37,756,903
TOTAL ELECTRIC		46,593,796

GAS DISTRIBUTION 1.3%
Snam Rete Gas S.p.A.(a)	4,528,900	21,780,934

TOLL ROADS 2.2%
Atlantia S.p.A.(a),(b)	2,190,943	36,379,646
TOTAL ITALY		104,754,376

JAPAN 4.3%
ELECTRIC—INTEGRATED ELECTRIC 0.3%
Kansai Electric Power Co.	286,000	4,429,769

RAILWAYS 4.0%
East Japan Railway Co.(a)	1,055,300	66,426,399
TOTAL JAPAN		70,856,168

LUXEMBOURG 3.5%
COMMUNICATIONS—SATELLITES
SES SA(a),(b)	2,300,600	57,085,897

MEXICO 0.3%
AIRPORTS
Grupo Aeroportuario del Sureste SAB de CV, Class B	640,955	4,395,174

NETHERLANDS 1.4%
MARINE PORTS
Koninklijke Vopak NV(a)	400,940	23,097,815

NEW ZEALAND 0.6%
AIRPORTS
Auckland International Airport Ltd.(a)	5,293,013	10,661,445

	Number of Shares	Value
SPAIN 2.5%
TOLL ROADS
Abertis Infraestructuras SA(a)	2,406,756	$40,974,241

SWITZERLAND 0.6%
AIRPORTS
Flughafen Zuerich AG	25,758	9,972,772

UNITED KINGDOM 5.0%
ELECTRIC 3.4%
INTEGRATED ELECTRIC 0.6%
SSE PLC	436,300	9,274,590

REGULATED ELECTRIC 2.8%
National Grid PLC(a)	4,517,869	45,562,047
TOTAL ELECTRIC		54,836,637

WATER 1.6%
United Utilities Group PLC(a)	2,716,423	26,134,701
TOTAL UNITED KINGDOM		80,971,338

UNITED STATES 50.6%
COMMUNICATIONS 14.4%
TELECOMMUNICATIONS 2.0%
AT&T(a),(c)	542,100	16,929,783
Verizon Communications(a),(c)	406,300	15,532,849
		32,462,632
TOWERS 12.4%
American Tower Corp.(a),(c)	2,006,600	126,455,932
Crown Castle International Corp.(a),(c),(d)	1,438,900	76,750,926
		203,206,858
TOTAL COMMUNICATIONS		235,669,490

	Number of Shares	Value
ELECTRIC 16.8%
INTEGRATED ELECTRIC 6.7%
Edison International(a),(c)	608,500	$25,867,335
FirstEnergy Corp.(a),(c)	395,800	18,044,522
NextEra Energy(a),(c)	581,700	35,530,236
PPL Corp.(a),(c)	1,097,728	31,021,793
		110,463,886
REGULATED ELECTRIC 10.1%
American Electric Power Co.	472,800	18,240,624
CenterPoint Energy(a),(c)	916,846	18,080,203
ITC Holdings Corp.	130,000	10,002,200
PG&E Corp.(a),(c)	781,607	33,929,560
Southern Co.(a),(c)	1,125,909	50,587,092
Wisconsin Energy Corp.(a),(c)	498,039	17,521,012
Xcel Energy(a)	625,900	16,567,573
		164,928,264
TOTAL ELECTRIC		275,392,150

GAS DISTRIBUTION 2.5%
Questar Corp.(a),(c)	855,885	16,484,345
Sempra Energy(a),(c)	400,500	24,013,980
		40,498,325
PIPELINES 14.5%
PIPELINES—C-CORP 2.2%
Williams Cos. (The)(a),(c)	1,182,691	36,438,710

	Number of Shares	Value
PIPELINES—MLP 12.3%
Buckeye Partners LP(a),(c)	211,440	$12,935,899
Enbridge Energy Partners LP(a),(c)	264,636	8,195,777
Enterprise Products Partners LP(a),(c)	834,100	42,097,027
Golar LNG Partners LP (Marshall Islands)	363,176	13,481,093
Kinder Morgan Energy Partners LP(a),(c)	330,692	27,364,763
MarkWest Energy Partners LP(a),(c)	1,145,943	66,980,368
Oiltanking Partners LP(a)	343,573	10,554,563
Rose Rock Midstream LP	259,700	6,191,248
Tesoro Logistics LP(a)	359,368	12,567,099
		200,367,837
TOTAL PIPELINES		236,806,547

SHIPPING 1.3%
GasLog Ltd. (Bermuda)(d)	1,668,900	20,694,360

WATER 1.1%
American Water Works Co.(a),(c)	529,440	18,016,843
TOTAL UNITED STATES		827,077,715
TOTAL COMMON STOCK (Identified cost—$1,576,026,775)		1,837,736,138

PREFERRED SECURITIES—$25 PAR VALUE 14.8%
BERMUDA 1.8%
INSURANCE—REINSURANCE
Arch Capital Group Ltd., 8.00%, Series A(a)	193,000	4,894,480
Arch Capital Group Ltd., 6.75%	200,000	5,090,000
Aspen Insurance Holdings Ltd., 7.401%, Series A(a)	72,256	1,862,037
Axis Capital Holdings Ltd., 7.50%, Series B ($100 Par Value)(a),(c)	40,000	4,155,000
Axis Capital Holdings Ltd., 6.875%, Series C	230,000	5,980,000
Endurance Specialty Holdings Ltd., 7.50%, Series B	118,000	3,046,760
Montpelier Re Holdings Ltd., 8.875%	180,000	4,905,000
		29,933,277

	Number of Shares	Value
GERMANY 0.7%
BANK 0.4%
Deutsche Bank Contingent Capital Trust III, 7.60%(a),(c)	237,346	$6,090,299

INSURANCE—MULTI-LINE 0.3%
Allianz SE, 8.375%(a)	210,795	5,480,670
TOTAL GERMANY		11,570,969

NETHERLANDS 1.5%
INSURANCE
LIFE/HEALTH INSURANCE 0.5%
Aegon NV, 6.50%(a)	224,932	5,308,395
Aegon NV, 6.875%	140,000	3,423,000
		8,731,395
MULTI-LINE 1.0%
ING Groep N.V., 6.375%	89,217	1,953,852
ING Groep N.V., 7.05%(a)	86,012	2,010,101
ING Groep N.V., 7.375%(a),(c)	500,314	11,947,498
		15,911,451
TOTAL NETHERLANDS		24,642,846

UNITED KINGDOM 0.9%
BANK
National Westminster Bank PLC, 7.76%, Series C(a)	504,318	11,770,782
Royal Bank of Scotland Group PLC, 6.60%, Series S	124,684	2,082,223
		13,853,005

	Number of Shares	Value
UNITED STATES 9.9%
BANK 3.2%
Ally Financial, 7.25%, due 2/7/33(a)	139,261	$3,157,047
Ally Financial, 7.30%, due 3/9/31, (PINES)(a),(c)	137,582	3,099,722
Ally Financial, 7.35%, due 8/8/32	173,716	3,972,885
Citigroup Capital VII, 7.125%, due 7/31/31, (TruPS)(a),(c)	350,000	8,827,000
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)(a)	249,797	6,244,925
CoBank ACB, 7.00%, 144A ($50 Par Value)(e),(f)	100,000	4,756,250
Countrywide Capital IV, 6.75%, due 4/1/33(a),(c)	360,000	8,470,800
Countrywide Capital V, 7.00%, due 11/1/36(a)	200,000	4,774,000
First Niagara Financial Group, 8.625%, Series B	100,000	2,757,000
US Bancorp, 6.50%, Series F	161,728	4,397,384
Zions Bancorp, 9.50%, due 12/29/49, Series C	100,000	2,607,000
		53,064,013
ELECTRIC—INTEGRATED 1.8%
DTE Energy Co., 6.50%, due 12/1/61(a)	244,800	6,675,696
NextEra Energy, 8.375%, due 6/1/12, ($50 Par Value)(a)	100,000	5,030,000
NextEra Energy Capital Holdings, 5.70%, due 3/1/72, Series G	480,000	12,024,000
Southern California Edison Co.4.52% ($100 Par Value)(FRN)	50,000	4,993,750
		28,723,446
FINANCE—INVESTMENT BANKER/BROKER 0.2%
Raymond James Financial, 6.90%, due 3/15/42	135,000	3,507,300

INTEGRATED TELECOMMUNICATIONS SERVICES 1.7%
Qwest Corp., 7.375%, due 6/1/51(a),(c)	472,379	12,300,749
Qwest Corp., 7.50%, due 9/15/51	137,500	3,590,125
Telephone & Data Systems, 6.875%, due 11/15/59(a)	189,725	4,953,720
United States Cellular Corp., 6.95%, due 5/15/60(a)	240,000	6,259,200
		27,103,794
REAL ESTATE 2.0%
DIVERSIFIED 0.4%
Forest City Enterprises, 7.375%, due 2/1/34, Class A(a),(c)	259,975	6,429,182

	Number of Shares	Value
OFFICE 0.7%
SL Green Realty Corp., 7.625%, Series C(a)	337,218	$8,484,405
SL Green Realty Corp., 7.875%, Series D(a)	111,983	2,842,128
		11,326,533
RESIDENTIAL—APARTMENT 0.2%
Apartment Investment & Management Co., 8.00%, Series T(a)	138,400	3,494,600

SHOPPING CENTER 0.7%
COMMUNITY CENTER 0.3%
DDR Corp., 7.50%, Series I(a)	233,439	5,842,978

REGIONAL MALL 0.4%
CBL & Associates Properties, 7.75%, Series C(a)	236,641	5,970,453
TOTAL SHOPPING CENTER		11,813,431
TOTAL REAL ESTATE		33,063,746

TRANSPORT—MARINE 1.0%
Seaspan Corp., 9.50%, due 1/29/49, Series C	630,000	17,010,000
TOTAL UNITED STATES		162,472,299
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$226,273,992)		242,472,396

PREFERRED SECURITIES—CAPITAL SECURITIES 18.0%
AUSTRALIA 0.7%
OIL & GAS EXPLORATION & PRODUCTION
Origin Energy Finance Ltd., 7.875%, due 6/16/71, (EUR)(g)	9,000,000	11,959,365

BERMUDA 0.4%
INSURANCE—REINSURANCE
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(a),(e)	7,000,000	6,457,500

BRAZIL 0.4%
BANK
Banco do Brasil SA/Cayman, 9.25%, due 12/31/49, 144A(e)	5,500,000	5,995,000

	Number of Shares	Value
FRANCE 0.3%
INSURANCE—MULTI-LINE
AXA SA, 8.60%, due 12/15/30	5,000,000	$5,534,770

IRELAND 0.1%
INSURANCE—MULTI—LINE
Cloverie PLC, 8.25%, due 12/31/49	1,500,000	1,585,875

JAPAN 0.4%
INSURANCE—PROPERTY CASUALTY
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A(e)	5,750,000	5,807,247

JERSEY 0.1%
BANK
HBOS Capital Funding LP, 6.85%, due 12/31/49	2,000,000	1,440,000

NETHERLANDS 0.6%
BANK
Rabobank Nederland, 8.40%, due 12/31/49	4,000,000	4,110,000
Rabobank Nederland, 11.00%, due 6/29/49, 144A(e)	5,120,000	6,535,403
		10,645,403
SWITZERLAND 0.3%
INSURANCE—REINSURANCE
Aquarius + Investments PLC, 8.25%, due 12/31/49	5,500,000	5,513,750

UNITED KINGDOM 4.1%
BANK 3.3%
Abbey National Capital Trust I, 8.963%, due 12/29/49(a)	9,904,000	10,102,080
Barclays Bank PLC, 6.278%, due 12/31/49(a)	10,940,000	9,175,925
Claudius Ltd., 7.875%, due 12/12/49	5,500,000	5,637,500
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(a),(c),(e)	9,750,000	12,967,500
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(e)	9,290,000	8,079,504
Royal Bank of Scotland PLC, 9.50%, due 3/16/22, (FRN)	3,000,000	3,136,320
Santander UK PLC, 7.95%, due 10/26/29(a),(c)	4,500,000	4,594,770
		53,693,599

	Number of Shares	Value
FINANCE—INVESTMENT ADVISORY SERVICES 0.2%
Old Mutual PLC, 8.00%, due 6/3/21, (GBP)	2,500,000	$4,152,488

INSURANCE 0.6%
LIFE/HEALTH INSURANCE 0.3%
Prudential PLC, 7.75%, due 6/23/16	5,000,000	5,110,000

MULTI-LINE 0.3%
Old Mutual Capital Funding PLC, 8.00%, due 5/29/49(b)	4,000,000	3,982,000
TOTAL INSURANCE		9,092,000
TOTAL UNITED KINGDOM		66,938,087

UNITED STATES 10.6%
BANK 2.9%
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B(f)	2,400,000	2,497,814
Citigroup Capital III, 7.625%, due 12/1/36(a)	5,000,000	5,115,620
Farm Credit Bank of Texas, 10.00%, due 12/15/20, ($1,000 Par Value) Series I(a),(c)	7,000	8,305,937
JP Morgan Chase & Co., 7.90%, due 4/29/49, Series I (FRN)(a),(c)	8,070,000	8,871,529
PNC Financial Services Group, 6.75%, due 7/29/49, (FRN)(a),(c)	8,000,000	8,467,480
Sovereign Capital Trust VI, 7.908%, due 6/13/36(a)	2,515,000	2,521,288
Wells Fargo & Co., 7.98%, due 3/29/49, Series K (FRN)(a),(c)	10,250,000	11,210,937
		46,990,605
FINANCE 0.2%
CREDIT CARD 0.1%
Capital One Capital III, 7.686%, due 8/15/36(b)	1,250,000	1,262,500

INVESTMENT BANKER/BROKER 0.1%
Charles Schwab Corp., 7.00%, due 12/31/49	2,300,000	2,455,043
TOTAL FINANCE		3,717,543

FOOD 0.4%
Dairy Farmers of America, 7.875%, 144A(e),(f)	60,000	5,898,750

	Number of Shares	Value
INSURANCE 2.1%
MULTI—LINE 1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a),(e)	7,900,000	$8,729,500
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(c),(e)	8,500,000	10,285,000
		19,014,500
PROPERTY CASUALTY 0.9%
ACE Capital Trust II, 9.70%, due 4/1/30(a)	3,070,000	4,197,642
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(e)	6,250,000	6,125,000
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(a),(e)	4,000,000	5,390,000
		15,712,642
TOTAL INSURANCE		34,727,142

INTEGRATED TELECOMMUNICATIONS SERVICES 1.2%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(e)	16,889	19,607,073

PIPELINES 2.0%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(a)	15,000,000	16,313,490
Enterprise Products Operating LP, 8.375%, due 8/1/66(a)	14,930,000	16,288,511
		32,602,001
UTILITIES 1.8%
GAS UTILITIES 0.5%
Southern Union Co., 3.564%, due 11/1/66, (FRN)	8,950,000	7,887,188

MULTI UTILITIES 1.3%
Dominion Resources, 7.50%, due 6/30/66, Series A(a),(c)	10,479,000	11,012,905
PPL Capital Funding, 6.70%, due 3/30/67, Series A(a)	10,282,000	10,292,755
		21,305,660
TOTAL UTILITIES		29,192,848
TOTAL UNITED STATES		172,735,962
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$272,716,276)		294,612,959

	Principal Amount	Value
CORPORATE BONDS 2.6%
UNITED STATES
INSURANCE—PROPERTY CASUALTY 0.4%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(e)	$6,850,000	$6,350,642

INTEGRATED TELECOMMUNICATIONS SERVICES 2.2%
CenturyLink, 7.65%, due 3/15/42(a),(b)	11,000,000	10,364,805
Citizens Communications Co., 9.00%, due 8/15/31(a)	17,450,000	17,013,750
Embarq Corp., 7.995%, due 6/1/36(a)	8,076,000	8,184,800
		35,563,355
TOTAL CORPORATE BONDS (Identified cost—$43,447,539)		41,913,997

		Number of Shares
SHORT-TERM INVESTMENTS 3.8%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(h)		30,802,274	30,802,274
Federated Government Obligations Fund, 0.01%(h)		30,801,964	30,801,964
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$61,604,238)			61,604,238

TOTAL INVESTMENTS (Identified cost—$2,180,068,820)	151.6%		2,478,339,728

LIABILITIES IN EXCESS OF OTHER ASSETS	(51.6)		(843,469,278)

NET ASSETS (Equivalent to $19.02 per share based on 85,968,253 shares of common stock outstanding)	100.0%		$1,634,870,450

Glossary of Portfolio Abbreviations
ADR	American Depositary Receipt
EUR	Euro Currency

FRN	Floating Rate Note
GBP	Great British Pound
PINES	Public Income Notes
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

(a)	A portion or all of the security is pledged in connection with the revolving credit agreement: $1,617,287,818 has been pledged as collateral.
(b)	A portion of the security is segregated as collateral for interest rate swap transactions: $37,701,219 has been segregated as collateral.
(c)	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $745,735,711.
(d)	Non-income producing security.
(e)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 6.9% of net assets of the Fund, of which 0.7% are illiquid.
(f)	Illiquid security. Aggregate holdings equal 0.8% of net assets of the Fund.
(g)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.7% of the net assets of the Fund.

(h)	Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at March 31, 2012 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(resets monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation

Merrill Lynch Derivative Products Ag(b)	$35,000,000	3.510%	0.242%	December 22, 2012	$(859,629)

Merrill Lynch Derivative Products Ag(b)	$70,000,000	3.600%	0.241%	January 29, 2014	(4,124,786)

Royal Bank of Canada	$35,000,000	3.525%	0.242%	October 17, 2012	(662,891)

Royal Bank of Canada	$40,000,000	3.498%	0.242%	November 22, 2012	(866,984)

Royal Bank of Canada	$72,000,000	3.615%	0.241%	March 29, 2014	(4,634,081)

Royal Bank of Canada	$40,000,000	3.634%	0.241%	March 31, 2014	(2,586,516)

Royal Bank of Canada	$100,000,000	1.865%	0.242%	June 13, 2015	(3,868,488)

Royal Bank of Canada	$120,000,000	2.474%	0.242%	February 10, 2016	(7,664,165)

UBS AG	$35,000,000	2.905%	0.242%	May 25, 2012	(154,598)

UBS AG	$60,000,000	3.639%	0.242%	April 17, 2013	(2,163,700)

					$(27,585,838)

(a)        Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at March 31, 2012.

(b)        Cash in the amount of $5,182,000 has been pledged as collateral.

Sector Summary	% of Managed Assets
Electric (Common)	21.1%
Communications (Common)	14.1
Pipelines (Common)	13.7
Toll Roads (Common)	11.8
Bank (Preferred)	7.9
Insurance (Preferred)	5.3
Airports (Common)	3.7
Railways (Common)	3.2
Water (Common)	3.1
Gas Distribution (Common)	2.5
Integrated Telecommunications Services (Preferred)	1.9
Integrated Telecommunications Services (Corporate Bonds)	1.5
Marine Ports (Common)	1.4
Real Estate (Preferred)	1.4
Pipelines (Preferred)	1.3
Utilities (Preferred)	1.2
Electric-Integrated (Preferred)	1.2
Shipping (Common)	0.8
Other	0.7
Transport-Marine (Preferred)	0.7
Oil & Gas Exploration & Production (Preferred)	0.5
Finance (Preferred)	0.5
Insurance (Corporate Bonds)	0.3
Food (Preferred)	0.2
100.0%

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty when such prices are believed by Cohen & Steers Capital Management, Inc. (the investment manager), pursuant to delegation by the Board of Directors, to reflect the fair market value.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Under procedures approved by the Fund’s Board of Directors, the investment manager has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures which are approved annually by the Fund’s Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the beginning of the period in which the underlying event causing the movement occurred.  Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 31, 2012.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$1,837,736,138	$1,837,736,138	$—	$—
Preferred Securities - $25 Par Value - Bermuda	29,933,277	20,688,277	4,155,000	5,090,000	(a)
Preferred Securities - $25 Par Value - Germany	11,570,969	6,090,299	5,480,670	—
Preferred Securities - $25 Par Value - United States	162,472,299	140,698,299	4,993,750	16,780,250	(a),(b)
Preferred Securities - $25 Par Value - Other Countries	38,495,851	38,495,851	—	—
Preferred Securities - Capital Securities - Australia	11,959,365	—	—	11,959,365	(c)
Preferred Securities - Capital Securities - Ireland	1,585,875	—	—	1,585,875	(a)
Preferred Securities - Capital Securities - United States	172,735,962	—	166,837,212	5,898,750	(b)
Preferred Securities - Capital Securities - Other Countries	108,331,757	—	108,331,757	—
Corporate Bonds	41,913,997	—	41,913,997	—
Money Market Funds	61,604,238	—	61,604,238	—
Total Investments (d)	$2,478,339,728	$2,043,708,864	$393,316,624	$41,314,240
Depreciation in Other Financial Instruments
Interest rate swaps	(27,585,838)	—	(27,585,838)	—
Total Depreciation in Other Financial Instruments (d)	$(27,585,838)	$—	$(27,585,838)	—

(a)          Valued utilizing an independent broker quote.

(b)         Deemed illiquid and valued by a pricing service which utilized independent broker quotes.

(c)          Fair valued, pursuant to the Fund’s fair value procedures, utilizing inputs and assumptions which include dealer observations and recent comparables in similar securities.

(d)         Portfolio holdings are disclosed individually on the Schedule of Investments.

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. Such items include investments for which the determination of fair value is based on prices from prior transactions, reputable dealers or third party pricing services without applying any adjustment.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Total Investments in Securities	Preferred Securities - $25 Par Value - Bermuda	Preferred Securities - $25 Par Value - United States	Preferred Securities - Capital Securities - Australia	Preferred Securities - Capital Securities - Ireland	Preferred Securities - Capital Securities - United States

Balance as of December 31, 2011	$20,823,661	$—	$4,568,750	$10,599,911	$—	$5,655,000

Accretion (Amortization)	(607)	—	—	7	(614)	—

Change in unrealized appreciation	1,973,275	90,294	215,857	1,359,447	63,927	243,750

Purchases	18,517,911	4,999,706	11,995,643	—	1,522,562	—

Balance as of March 31, 2012	$41,314,240	$5,090,000	$16,780,250	$11,959,365	$1,585,875	$5,898,750

The change in unrealized appreciation attributable to securities owned on March 31, 2012 which were valued using significant unobservable inputs (Level 3) amounted to $1,973,275.

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 preferred securities have been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy. The disclosure below excludes investments for which fair value is based upon unobservable inputs.

	Fair Value at 3/31/12	Valuation Technique	Unobservable Inputs	Range
Preferred Securities - Capital Securities - Australia	$11,959,365	Consensus Pricing	Bid-Ask Spread	99.238-100.030

The significant unobservable input utilized in the fair value measurement of the Fund’s Level 3 equity investment in Preferred Securities - Capital Securities - Australia is the bid-ask spread. Significant changes in this input may result in a materially higher or lower fair value measurement.

Note 2. Derivative Instruments: The balance of outstanding interest rate swaps at March 31, 2012 is representative of the volume outstanding throughout the period ended March 31, 2012.  The following is a summary of the Fund’s derivative instruments as of March 31, 2012:

Interest rate swaps	$(27,585,838)

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of March 31, 2012, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$2,180,068,820
Gross unrealized appreciation	$360,075,093
Gross unrealized depreciation	(61,804,185)
Net unrealized appreciation	$298,270,908

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: May 25, 2012